CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) (USD $)	0 Months Ended
	Apr. 30, 2014	Oct. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Aggregate intrinsic value		$ 2,452,472	$ 259,847
Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Issuance of shares	6,667
Aggregate intrinsic value	$ 1,150,000